INITIAL PUBLIC OFFERING (Details) - USD ($)		11 Months Ended
	Aug. 12, 2021	Dec. 31, 2021
Avista Public Acquisition Corp. II [Member]
Initial Public offering
Share issued price per unit	$ 10
Gross proceeds	$ 230,000,000
Exercise price of warrants		$ 11.5
IPO [Member] | Avista Public Acquisition Corp. II [Member]
Initial Public offering
Number of units issued	23,000,000	15,900,000
Share issued price per unit		$ 10
IPO [Member] | Public Warrants
Initial Public offering
Number of warrants in a unit	0.33
IPO [Member] | Public Warrants | Avista Public Acquisition Corp. II [Member]
Initial Public offering
Number of units issued		7,666,667
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-Allotment Option [Member] | Avista Public Acquisition Corp. II [Member]
Initial Public offering
Number of units issued	3,000,000